Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Other borrowings		$ 17,038	$ 12,750
PPPLF Advances Under the CARES Act [Member]
Maturity range, minimum	[1]	Apr. 13, 2022
Maturity range, maximum	[1]	Apr. 13, 2022
Weighted-average interest rate	[1]	0.35%
Other borrowings	[1]	$ 3,951	0
Minimum [Member]
Stated interest rate
Minimum [Member] | PPPLF Advances Under the CARES Act [Member]
Stated interest rate	[1]	0.35%
Maximum [Member]
Stated interest rate
Maximum [Member] | PPPLF Advances Under the CARES Act [Member]
Stated interest rate	[1]	0.35%
Fixed Rate Amortizing [Member]
Maturity range, minimum	[2]	Jul. 01, 2025
Maturity range, maximum	[2]	Oct. 01, 2028
Weighted-average interest rate	[2]	4.06%
Other borrowings	[2]	$ 0	404
Fixed Rate Amortizing [Member] | Minimum [Member]
Stated interest rate	[2]	4.02%
Fixed Rate Amortizing [Member] | Maximum [Member]
Stated interest rate	[2]	4.47%
Finance Lease Liabilities [Member]
Maturity range, minimum		Sep. 30, 2034
Maturity range, maximum		Jun. 01, 2040
Weighted-average interest rate		2.64%
Other borrowings		$ 4,839	4,098
Finance Lease Liabilities [Member] | Minimum [Member]
Stated interest rate		1.89%
Finance Lease Liabilities [Member] | Maximum [Member]
Stated interest rate		3.51%
Junior Subordinated Debt [Member]
Maturity range, minimum		Dec. 21, 2037
Maturity range, maximum		Dec. 21, 2037
Weighted-average interest rate		2.56%
Other borrowings		$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate		1.88%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate		3.61%

[1]	PPPLF (Paycheck Protection Program Liquidity Facility) borrowings were used to fund PPP loans
[2]	There were no FHLB borrowings as of December 31, 2020. Maturity range and interest rates are as of December 31, 2019.